INCOME TAXES (Tables)	12 Months Ended
Nov. 30, 2021
Income taxes paid (refund) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2021	2020	2019
Net loss before tax and comprehensive loss	(4,944,231)	$(2,924,236)	$(4,612,286)
Combined statutory tax rate	19% to 29.7%	27.00%	27.00%

Expected income tax (recovery)	$(1,278,990)	$(789,544)	$(1,245,317)
Permanent differences	310,228	-	-
Non-deductible items and others	19,811	44,866	61,781
Goodwill impairment	-	-	186,864
Change in estimates	-	-	(214,745)
Change in deferred tax assets not recognized	948,951	744,678	965,938
Income tax expense (recovery)	$-	$-	$(245,479)

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	2021	2020
Non-capital losses	$2,641,159	$1,711,987
Capital losses	21,062	21,062
Equipment	1,511	863
Share issuance costs	29,036	21,843
Intangible assets	397,156	386,345
Others	13,498	12,371
Net deferred tax assets	$3,103,422	$2,154,471

Disclosure of non-capital loss carryforwards [Table Text Block]
Expiry	2021
2031	$2,937
2032	73,161
2033	59,622
2034	117,154
2035	122,790
2036	138,822
2037	127,413
2038	675,203
2039	2,350,798
2040	2,443,638
2041	3,591,486
TOTAL	$9,703,024